Trade Payables and Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	December 31, 2018
Trade payables	347	477
Amounts due to related parties (Note 9)	9	1
Accrued liabilities	4	78
	360	556